Note Transfers of financial assets and servicing rights (Fair value of purchased MSRs, their related valuation assumptions and sensitivity to immediate changes in those assumptions) (Detail) - Residential Mortgage - Purchased MSRs - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of servicing rights	$ 112,757	$ 38,160
Weighted average life	6 years 2 months	11 years
Weighted average prepayment speed (annual rate)	6.90%	9.10%
Impact on fair value of 10% adverse change	$ (2,871)	$ (1,620)
Impact on fair value of 20% adverse change	$ (6,034)	$ (2,924)
Weighted average discount rate (annual rate)	11.00%	10.70%
Impact on fair value of 10% adverse change	$ (4,211)	$ (1,603)
Impact on fair value of 20% adverse change	$ (8,525)	$ (2,877)